Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue:
Product and royalty revenues	$ 23,811	$ 25,066	$ 20,795
Licensing and other fees	197	190	115
Revenues	24,008	25,256	20,910
Cost of goods sold	6,776	6,310	6,587
Gross margin	17,232	18,946	14,323
Expenses:
Selling, general and administration	36,694	30,513	31,004
Research and development (note 15)	0	0	3,223
Amortization (notes 8 and 9)	3,517	2,984	2,177
Operating Expenses	40,211	33,497	36,404
Operating loss	(22,979)	(14,551)	(22,081)
Other expense:
Loss on extinguishment of long-term debt (note 11)	0	1,402	0
Other expense on modification of long-term debt (note 11)	1,451	0	0
Interest expense	5,695	2,543	2,260
Other expense	511	348	175
Foreign exchange (gain) loss	(1,188)	623	(43)
Other expense	6,469	4,916	2,392
Loss before income taxes	(29,448)	(19,467)	(24,473)
Income tax expense (recovery) (note 18)	363	152	(11)
Net loss	(29,811)	(19,619)	(24,462)
Other comprehensive loss:
Foreign currency translation adjustments	791	(336)	(449)
Comprehensive loss	$ (29,020)	$ (19,955)	$ (24,911)
Loss per common share (note 16)
Basic	$ (0.90)	$ (0.78)	$ (1.34)
Diluted	$ (0.90)	$ (0.79)	$ (1.34)
Weighted average common shares outstanding (note 16)
Basic	33,192,480	25,255,413	18,198,840
Diluted	33,227,924	25,318,196	18,198,840